Long-Term Debt - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Apr. 30, 2014
Debt Instrument [Line Items]
Total long-term debt	$ 618,800,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of credit facility	20,000,000
Seller Credit [Member]
Debt Instrument [Line Items]
Repayment of credit facility	12,000,000
Dan Sabia Facility [Member]
Debt Instrument [Line Items]
Repayment of credit facility	$ 7,500,000
Partnership's Loan Agreements [Member]
Debt Instrument [Line Items]
Long term debt interest rate description	LIBOR plus a fixed margin ranging from 2.125% to 2.5%.
Partnership's Loan Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage	2.125%
Partnership's Loan Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage	2.50%
240 Million Secured Loan Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		$ 20,000,000
240 Million Secured Loan Facility [Member] | Senior Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility		240,000,000
240 Million Secured Loan Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility		220,000,000
140 Million Loan Facility [Member] | Senior Term Loan [Member] | New Fortaleza and Recife Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		140,000,000
117 Million Loan Facility [Member] | Hilda Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		117,000,000
117 Million Loan Facility [Member] | Torill Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		$ 117,000,000
172.5 Million Loan Facility [Member] | Senior Term Loan [Member] | Dan Cisne [Member]
Debt Instrument [Line Items]
Senior secured credit facility			$ 172,500,000